Note 15 - Related Party Transactions	12 Months Ended
Nov. 30, 2024
Statement Line Items [Line Items]
Disclosure of related party [text block]
15.	Related Party Transactions

15.1	Related Party Transactions

Related party transactions not disclosed elsewhere in the consolidated financial statements are as follows:

●

During the year ended November 30, 2024, the Company incurred $384 (2023: $325) in general and administrative expenses related to website design, video production, website hosting services and marketing services paid to Blender Media Inc., a company controlled by a direct family member of one of the Company's Co-Chairmen. As at November 30, 2024, prepaid expenses includes $nil ( November 30, 2023: $230) in service fees paid to Blender Media.

Related party transactions are based on the amounts agreed to by the parties. During the year ended November 30, 2024, the Company did not enter into any contracts or undertake any commitment or obligation with any related parties other than as disclosed herein.

15.2	Transactions with Key Management Personnel

Key management personnel are persons responsible for planning, directing and controlling the activities of an entity and include management and directors' fees and share-based compensation, which are described below for the year ended November 30, 2024:

	For the year ended
	November 30,	November 30,
	2024	2023
	($)	($)
Management fees	295	280
Director and officer fees	632	564
Share-based compensation	1,135	1,719
Total	2,062	2,563

As at November 30, 2024, $274 was payable to key management personnel for services provided to the Company ( November 30, 2023: $239). Compensation is comprised entirely of salaries, fees and similar forms of remuneration and directors' fees. Management includes the Chief Executive Officer and the Chief Financial Officer.